Earnings(loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings(loss) per share
Schedule of basic and diluted earnings/(loss) per share
	2023 RMB’000	2024 RMB’000	2025 RMB’000
Net loss attributable to the equity holders of the Company - numerator for basic and diluted loss per share	(316,642)	(502,081)	(8,036)
Number of shares in thousands
Weighted average share outstanding - denominator for basic and diluted loss per share	2,109,776	12,745,070	75,471,592
Basic and diluted loss per share	(0.15)	(0.04)	(0.0001)